Condensed Statements of Change in Stockholders’ Equity (Deficit) and Redeemable Common Stock (Parentheticals) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Sale of units, net of underwriting discounts and offering costs	$ 5,733,920	$ 5,733,920
Sale of private units	$ 294,598	$ 294,598